19. Trade payables	12 Months Ended
Dec. 31, 2017
Trade Payables
Trade payables
		12.31.17	12.31.16
Non-current
Customer guarantees		100,469	83,045
Customer contributions		79,979	98,167
Funding contributions - substations		60,452	51,700
Total Non-current		240,900	232,912

Current
Payables for purchase of electricity - CAMMESA		3,047,128	2,956,726
Provision for unbilled electricity purchases - CAMMESA		4,547,990	2,512,800
Suppliers		1,351,575	958,460
Advance to customer		149,069	287,120
Customer contributions		18,764	46,589
Discounts to customers		37,372	37,372
Funding contributions - substations		8,384	21,790
Related parties	36.d	35,021	204
Total Current		9,195,303	6,821,061

The fair values of non-current customer contributions as of December 31, 2017 and 2016 amount to $ 89.6 million and $ 95.7 million, respectively. The fair values are determined based on estimated discounted cash flows in accordance with a market rate for this type of transactions. The applicable fair value category is Level 3.

The carrying amount of the rest of the financial liabilities included in the Company’s trade payables approximates their fair value.